Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Balances and Transactions

Note 4 — Related Party Balances and Transactions

During 2014, a former stockholder provided funds to the Company evidenced by 8% uncollateralized notes payable due September 30, 2014. As of March 31, 2018 and March 31, 2017, the Company had $59,558 and $59,558, respectively of these notes payable which are in default. The Company is in current negotiations to extend the maturity of these notes for an additional 2 years. Interest expense for the years ended March 31, 2018 and 2017, were $ 4,765 and $ 4,765, respectively.

During the years March 31, 2018 and 2017 consulting fees were paid to Majorca Group, Ltd in the amounts of $21,776 and $50,172 respectively.

Kannabidioid, Inc had related party revenue from Earth Science Tech Inc in the amount of $1,030 for the year ended March 31, 2018.